Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$950	$ 1,057,484
		$ 1,057,484
Education — 1.8%
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$305	$ 303,900
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	1,000	1,024,137
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science), 4.125%, 12/15/28(1)	310	311,153
University of North Carolina at Chapel Hill, 3.891%, (67% of SOFR + 1.05%), 12/1/41(2)	2,000	2,006,319
		$ 3,645,509
Electric Utilities — 0.7%
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	$1,430	$ 1,417,266
		$ 1,417,266
Escrowed/Prerefunded — 0.5%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 4.00% to 12/1/32 (Put Date), 12/1/50	$1,000	$ 1,088,339
		$ 1,088,339
General Obligations — 6.6%
Chicago Board of Education, IL:
5.00%, 12/1/26	$3,000	$ 3,018,587
5.00%, 12/1/27	500	506,211
5.00%, 12/1/30	1,250	1,290,723
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,250	1,276,419
Illinois, 5.00%, 11/1/29	1,500	1,557,137
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	1,750	1,766,475
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	1,000	1,033,798
Puerto Rico, 5.625%, 7/1/27	2,754	2,831,962
		$ 13,281,312
Security	Principal Amount (000's omitted)	Value
Hospital — 4.9%
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 5.00% to 11/19/26 (Put Date), 11/15/49	$905	$ 924,587
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 8/1/27	2,000	2,064,396
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/29	2,635	2,704,543
New York State Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00% to 7/2/29 (Put Date), 7/1/48	3,000	3,264,137
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	985,056
		$ 9,942,719
Housing — 8.5%
Colorado Housing and Finance Authority, 3.80%, 4/1/28	$1,500	$ 1,513,695
Connecticut Housing Finance Authority, 1.05%, 5/15/29	2,000	1,823,490
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	1,000	998,945
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 3.70% to 12/30/27 (Put Date), 5/1/63	1,500	1,500,654
Sustainable Development Bonds, 4.30% to 11/1/28 (Put Date), 11/1/63	1,000	1,019,851
New York Housing Finance Agency, Sustainability Bonds, 3.40% to 5/1/29 (Put Date), 11/1/64	1,650	1,658,254
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 3.40%, 9/1/28	885	890,721
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	1,000	1,001,796
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	1,230	1,221,720
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,252,658
Virginia Housing Development Authority:
3.125% to 4/1/27 (Put Date), 7/1/56(3)	700	699,846
4.10%, 10/1/27	2,000	2,001,104
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	1,655	1,667,088
		$ 17,249,822
Industrial Development Revenue — 22.8%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,015	$ 980,786
Boone County, KY, (Duke Energy Kentucky, Inc.), 3.70%, 8/1/27	750	754,339

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Municipal Finance Authority, (Waste Management, Inc.), 3.30% to 2/1/28 (Put Date), 2/1/39(1)	$1,000	$ 1,000,276
Chandler Industrial Development Authority, AZ, (Intel Corp.):
(AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	2,000	2,039,765
(AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,250	2,287,946
Iowa Finance Authority, (Gevo NW Iowa RNG LLC Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	825	823,156
Louisiana Offshore Terminal Authority, (Loop LLC), 4.15%, 9/1/27	1,000	1,009,082
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	2,395	2,395,096
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.):
Series 2008-1, 4.00%, 6/1/30	3,130	3,131,222
Series 2008-2, 4.00%, 6/1/30	3,000	3,001,029
Michigan Strategic Fund, (DTE Electric Co. Exempt Facilities), (AMT), 3.875% to 6/3/30 (Put Date), 6/1/53	2,110	2,076,648
Michigan Strategic Fund, (Graphic Packaging International LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	2,500	2,498,567
Mobile Industrial Development Board, AL, (Alabama Power Co. Barry Plant), 3.30% to 3/12/26 (Put Date), 7/15/34	1,500	1,500,763
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	1,000	1,027,654
National Finance Authority, NH, (Covanta), (AMT), 4.00%, 11/1/27(1)	4,500	4,459,655
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	1,350	1,350,020
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	500	524,491
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	3,000	3,058,920
(AMT), 5.00%, 1/1/31	1,125	1,161,416
Ohio Air Quality Development Authority, (Duke Energy Corp.), 4.00% to 6/1/27 (Put Date), 9/1/30	1,000	1,015,555
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	1,250	1,265,719
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	1,500	1,516,245
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Celanese Corp.), 4.05%, 11/1/30	$3,000	$ 3,000,061
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	105	106,605
(AMT), 5.00% to 6/1/27 (Put Date), 6/1/52(1)	1,500	1,519,644
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	2,500	2,529,489
		$ 46,034,149
Insured - Electric Utilities — 2.7%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$500	$ 504,014
(NPFG), 5.25%, 7/1/30	5,000	5,044,437
		$ 5,548,451
Insured - General Obligations — 0.8%
Luzerne County, PA, (AG), 5.00%, 11/15/29	$1,600	$ 1,601,102
		$ 1,601,102
Insured - Hospital — 1.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.25%, 11/1/31	$1,750	$ 1,941,261
		$ 1,941,261
Insured - Lease Revenue/Certificates of Participation — 4.1%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$9,095	$ 8,314,538
		$ 8,314,538
Insured - Transportation — 1.1%
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	$795	$ 907,912
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	1,340	1,342,538
		$ 2,250,450
Lease Revenue/Certificates of Participation — 1.1%
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/32	$675	$ 771,761
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/29	1,375	1,387,743
		$ 2,159,504

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 14.0%
Black Belt Energy Gas District, AL:
4.00% to 12/1/26 (Put Date), 10/1/52	$1,250	$ 1,258,745
5.00% to 7/1/31 (Put Date), 5/1/55	1,690	1,836,634
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,123,316
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/32	2,000	2,151,236
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	1,000	1,066,146
Green Bonds, 5.00% to 10/1/32 (Put Date), 8/1/55	2,000	2,146,942
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	695	708,933
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00%, 6/1/28	500	521,254
5.00%, 12/1/28	750	787,889
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,680,364
5.00% to 12/1/30 (Put Date), 5/1/54	1,370	1,459,977
Northern California Energy Authority, 5.00% to 8/1/30 (Put Date), 12/1/54	1,100	1,191,134
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	3,680	4,016,483
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	2,000	2,153,785
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Revenue, 5.50% to 1/1/30 (Put Date), 1/1/54	2,000	2,144,763
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00% to 1/1/34 (Put Date), 1/1/55	1,750	1,927,455
		$ 28,175,056
Senior Living/Life Care — 6.6%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	$1,360	$ 1,361,489
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/28	250	256,606
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/27	250	251,772
5.00%, 12/1/28	250	252,789
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	95	95,143
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/30	1,025	1,032,531
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 4.75%, 11/15/29	1,000	1,006,719
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	185	190,765
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.25%, 1/1/28	$1,440	$ 1,432,655
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/28	1,145	1,161,476
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/29	560	561,609
Rockville, MD, (Ingleside at King Farm), 5.00%, 11/1/29	1,100	1,115,694
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	635	654,613
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	540	541,537
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.50%, 10/1/27(1)	1,130	1,061,625
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/27	500	506,785
5.00%, 5/1/28	750	760,514
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	1,000	1,006,180
		$ 13,250,502
Special Tax Revenue — 1.9%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch), 4.25%, 5/1/26	$200	$ 200,223
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development), 4.50%, 6/1/28(1)	390	393,506
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,000	1,002,298
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,946,073
Sparks, NV, (Legends at Sparks Marina), 2.75%, 6/15/28(1)	270	264,667
		$ 3,806,767
Student Loan — 2.1%
Massachusetts Educational Financing Authority:
(AMT), 5.00%, 1/1/27	$3,000	$ 3,008,662
(AMT), 5.00%, 7/1/28	1,120	1,163,340
		$ 4,172,002
Transportation — 14.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.52%, (SIFMA + 0.30%), 4/1/56(2)	$4,050	$ 3,974,427
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/28	1,500	1,586,061

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, 1/15/27	$2,000	$ 2,072,899
Grand Parkway Transportation Corp., TX:
4.95%, 10/1/29	800	848,033
5.05%, 10/1/30	1,500	1,603,890
5.20%, 10/1/31	2,000	2,144,667
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,205	1,205,018
Metropolitan Transportation Authority, NY, 5.00% to 5/15/30 (Put Date), 11/15/45	2,250	2,438,664
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	2,000	2,132,138
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(4)	10,000	10,001,100
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/28	1,000	1,043,346
		$ 29,050,243
Water and Sewer — 1.1%
Clairton Municipal Authority, PA, Sewer Revenue:
5.00%, 12/1/28	$1,515	$ 1,597,668
5.00%, 12/1/29	550	588,215
		$ 2,185,883
Total Tax-Exempt Municipal Obligations (identified cost $191,577,355)		$196,172,359

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.1%
Atlantic City, NJ, 7.00%, 3/1/28	$1,390	$ 1,442,057
Chicago, IL:
7.375%, 1/1/33	892	962,791
7.781%, 1/1/35	1,670	1,861,402
		$ 4,266,250
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 2.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31	$5,805	$ 4,337,998
		$ 4,337,998
Total Taxable Municipal Obligations (identified cost $7,805,302)		$ 8,604,248
Total Investments — 101.5% (identified cost $199,382,657)		$204,776,607
Other Assets, Less Liabilities — (1.5)%		$ (3,049,335)
Net Assets — 100.0%		$201,727,272
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $11,851,400 or 5.9% of the Trust's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
At October 31, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	15.9%
Texas	11.5%
Others, representing less than 10% individually	72.6%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 6.2% of total investments.

Eaton Vance
Municipal Income 2028 Term Trust
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
The Trust did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$196,172,359	$ —	$196,172,359
Taxable Municipal Obligations	—	8,604,248	—	8,604,248
Total Investments	$ —	$204,776,607	$ —	$204,776,607
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.